Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Professionally Managed Portfolios
Entity Central Index Key	0000811030
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CAMLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2023, to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/LargeCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$109	0.93%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth Fund (“the Fund”) underperformed the Russell 1000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1008 bps and 1039 bps, with returns of 33.69% and 33.39% for the Institutional Class and Retail Share Classes respectively, vs. 43.77% for the Index. US equities have led global markets higher, buoyed by the winds of investor optimism and the solid foundation of our economic landscape. Our great nation’s economy continues to demonstrate the resilience of its labor markets, while the fires of inflation begin to cool. Security selection within the Consumer Staples, Health Care, and Consumer Discretionary sectors benefited performance during the period. The primary detractors to performance were security selection within Information Technology and Financials, and asset allocation in Health Care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	Since Inception (09/18/2017)
Retail Class (without sales charge)	33.39	15.24	15.20
S&P 500 TR	38.02	15.27	14.20
Russell 1000 Growth Total Return	43.77	19.00	17.89

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information. Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
Net Assets	$ 545,079,453
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 2,555,747
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$545,079,453
Number of Holdings	43
Net Advisory Fee	$2,555,747
Portfolio Turnover	19%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	5.3%
Costco Wholesale Corp.	4.3%
Visa, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.9%
Eli Lilly & Co.	3.7%
The Home Depot, Inc.	3.3%
Intuit, Inc.	3.0%

Industry	(% of Net Assets)
Software	17.5%
Semiconductors & Semiconductor Equipment	8.9%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	7.0%
Specialty Retail	6.8%
Pharmaceuticals	5.5%
Broadline Retail	5.3%
Health Care Equipment & Supplies	4.3%
Consumer Staples Distribution & Retail	4.3%
Cash & Other	33.2%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/LargeCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Large Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CMLIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Large Cap Growth Fund for the period of November 1, 2023, to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/LargeCap. You can also request this information by contacting us at (888) 688-1299
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/LargeCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$79	0.68%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.68%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Large Cap Growth Fund (“the Fund”) underperformed the Russell 1000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1008 bps and 1039 bps, with returns of 33.69% and 33.39% for the Institutional Class and Retail Share Classes respectively, vs. 43.77% for the Index. US equities have led global markets higher, buoyed by the winds of investor optimism and the solid foundation of our economic landscape. Our great nation’s economy continues to demonstrate the resilience of its labor markets, while the fires of inflation begin to cool. Security selection within the Consumer Staples, Health Care, and Consumer Discretionary sectors benefited performance during the period. The primary detractors to performance were security selection within Information Technology and Financials, and asset allocation in Health Care.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	33.69	15.53	14.14
S&P 500 TR	38.02	15.27	13.00
Russell 1000 Growth Total Return	43.77	19.00	16.18

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information. Visit https://congress-mutual-funds.web.app/LargeCap for more recent performance information.
Net Assets	$ 545,079,453
Holdings Count | $ / shares	43
Advisory Fees Paid, Amount	$ 2,555,747
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$545,079,453
Number of Holdings	43
Net Advisory Fee	$2,555,747
Portfolio Turnover	19%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Apple, Inc.	7.2%
Microsoft Corp.	6.5%
NVIDIA Corp.	5.9%
Amazon.com, Inc.	5.3%
Costco Wholesale Corp.	4.3%
Visa, Inc. - Class A	3.9%
Alphabet, Inc. - Class A	3.9%
Eli Lilly & Co.	3.7%
The Home Depot, Inc.	3.3%
Intuit, Inc.	3.0%

Industry	(% of Net Assets)
Software	17.5%
Semiconductors & Semiconductor Equipment	8.9%
Technology Hardware, Storage & Peripherals	7.2%
Interactive Media & Services	7.0%
Specialty Retail	6.8%
Pharmaceuticals	5.5%
Broadline Retail	5.3%
Health Care Equipment & Supplies	4.3%
Consumer Staples Distribution & Retail	4.3%
Cash & Other	33.2%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/LargeCap
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Mid Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2023, to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/MidCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$117	1.05%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Mid Cap Growth Fund (“the Fund”) underperformed the Russell Midcap Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1611 bps and 1647 bps, with returns of 22.56% and 22.20% for the Institutional and Retail Share Classes respectively, compared with 38.67% for the Index. In addition to the AI phenomenon, positive market sentiment has been driven by the expectation of continued expansion, a rebound in corporate earnings, and Federal Reserve interest rate cuts. For now, the market seems mostly unconcerned about the economy, the wars in Ukraine and the Middle East, or the domestic political climate. The US economy’s underpinnings remain constructive, fortified by continued strength in the labor market, a healthy consumer, and strong corporate balance sheets.
The primary detractors for the Fund during the year were stock selection within the Information Technology, Consumer Discretionary, and Energy sectors. The primary contributors during the year were stock selection within the Consumer Staples, Health Care, and Industrials sectors.
Relative performance was hindered by a factor headwind of lower quality stocks outperforming high quality stocks, as observed in Return on Equity, and nonearners performing better than those with earnings. Also, relative performance was hurt by the Fund’s lower average market capitalization relative to the Index, as the largest companies drove returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	22.20	9.81	10.00
S&P 500 TR	38.02	15.27	13.00
Russell Midcap Growth Total Return	38.67	11.46	11.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information. Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
Net Assets	$ 1,238,146,163
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 7,720,990
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,238,146,163
Number of Holdings	40
Net Advisory Fee	$7,720,990
Portfolio Turnover	49%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Casey’s General Stores, Inc.	3.5%
Booz Allen Hamilton Holding Corp.	3.4%
Brown & Brown, Inc.	3.3%
Penumbra, Inc.	3.1%
Curtiss-Wright Corp.	3.1%
Raymond James Financial, Inc.	3.0%
EMCOR Group, Inc.	3.0%
ResMed, Inc.	2.8%
Saia, Inc.	2.8%
US Foods Holding Corp.	2.7%

Industry	(% of Net Assets)
Software	12.2%
Health Care Equipment & Supplies	10.9%
Capital Markets	8.1%
Consumer Staples Distribution & Retail	6.2%
Machinery	5.0%
Electronic Equipment, Instruments & Components	4.8%
Specialty Retail	4.7%
Semiconductors & Semiconductor Equipment	4.6%
Professional Services	3.5%
Cash & Other	40.0%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/MidCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Mid Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	IMIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Mid Cap Growth Fund for the period of November 1, 2023, to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/MidCap. You can also request this information by contacting us at (888) 688-1299
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/MidCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$89	0.80%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Mid Cap Growth Fund (“the Fund”) underperformed the Russell Midcap Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 1611 bps and 1647 bps, with returns of 22.56% and 22.20% for the Institutional and Retail Share Classes respectively, compared with 38.67% for the Index. In addition to the AI phenomenon, positive market sentiment has been driven by the expectation of continued expansion, a rebound in corporate earnings, and Federal Reserve interest rate cuts. For now, the market seems mostly unconcerned about the economy, the wars in Ukraine and the Middle East, or the domestic political climate. The US economy’s underpinnings remain constructive, fortified by continued strength in the labor market, a healthy consumer, and strong corporate balance sheets.
The primary detractors for the Fund during the year were stock selection within the Information Technology, Consumer Discretionary, and Energy sectors. The primary contributors during the year were stock selection within the Consumer Staples, Health Care, and Industrials sectors.
Relative performance was hindered by a factor headwind of lower quality stocks outperforming high quality stocks, as observed in Return on Equity, and nonearners performing better than those with earnings. Also, relative performance was hurt by the Fund’s lower average market capitalization relative to the Index, as the largest companies drove returns.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	22.56	10.10	10.28
S&P 500 TR	38.02	15.27	13.00
Russell Midcap Growth Total Return	38.67	11.46	11.19

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information. Visit https://congress-mutual-funds.web.app/MidCap for more recent performance information.
Net Assets	$ 1,238,146,163
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 7,720,990
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,238,146,163
Number of Holdings	40
Net Advisory Fee	$7,720,990
Portfolio Turnover	49%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Casey’s General Stores, Inc.	3.5%
Booz Allen Hamilton Holding Corp.	3.4%
Brown & Brown, Inc.	3.3%
Penumbra, Inc.	3.1%
Curtiss-Wright Corp.	3.1%
Raymond James Financial, Inc.	3.0%
EMCOR Group, Inc.	3.0%
ResMed, Inc.	2.8%
Saia, Inc.	2.8%
US Foods Holding Corp.	2.7%

Industry	(% of Net Assets)
Software	12.2%
Health Care Equipment & Supplies	10.9%
Capital Markets	8.1%
Consumer Staples Distribution & Retail	6.2%
Machinery	5.0%
Electronic Equipment, Instruments & Components	4.8%
Specialty Retail	4.7%
Semiconductors & Semiconductor Equipment	4.6%
Professional Services	3.5%
Cash & Other	40.0%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/MidCap
Retail Class
Shareholder Report [Line Items]
Fund Name	Congress Small Cap Growth Fund
Class Name	Retail Class
Trading Symbol	CSMVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2023, to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/SmallCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retail Class	$145	1.25%

Expenses Paid, Amount	$ 145
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Small Cap Growth Fund (“the Fund”) underperformed the Russell 2000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 406 bps and 438 bps, with returns of 32.43% and 32.11% for the Institutional and Retail Share classes respectively, compared with 36.49% for the Index. U.S. small cap equities gained supported by a stronger than expected economic backdrop, the Federal Reserve’s change in posture towards cutting interest rates, and enthusiasm for the growth impulse from Artificial Intelligence. The primary relative detractor for the Fund during the year was stock selection within the Information Technology sector, where the Fund did not own the largest Index constituent Super Micro Computer which gained 242% prior to its removal from the Index in June. The primary relative contributor during the year was security selection in the Industrials sector, driven primarily by Fund holdings Sterling Infrastructure, Comfort Systems USA, and Aerovironment, which gained 112%, 129%, and 87% respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Retail Class (without sales charge)	32.11	15.33	12.13
S&P 500 TR	38.02	15.27	13.00
Russell 2000 Growth Total Return	36.49	7.92	8.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information. Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
Net Assets	$ 1,209,745,489
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 8,139,978
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,209,745,489
Number of Holdings	40
Net Advisory Fee	$8,139,978
Portfolio Turnover	45%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Sterling Infrastructure, Inc.	4.0%
Sprouts Farmers Market, Inc.	3.5%
CSW Industrials, Inc.	3.3%
Knife River Corp.	3.1%
Ligand Pharmaceuticals, Inc.	3.1%
CommVault Systems, Inc.	3.0%
AeroVironment, Inc.	3.0%
LeMaitre Vascular, Inc.	2.9%
Merit Medical Systems, Inc.	2.9%
ICF International, Inc.	2.8%

Industry	(% of Net Assets)
Health Care Equipment & Supplies	10.9%
Software	10.5%
Aerospace & Defense	5.5%
Pharmaceuticals	5.4%
Electronic Equipment, Instruments & Components	4.8%
Professional Services	4.6%
Specialty Retail	4.4%
Semiconductors & Semiconductor Equipment	4.3%
Construction & Engineering	4.0%
Cash & Other	45.6%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/SmallCap
Institutional Class
Shareholder Report [Line Items]
Fund Name	Congress Small Cap Growth Fund
Class Name	Institutional Class
Trading Symbol	CSMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Congress Small Cap Growth Fund for the period of November 1, 2023, to October 31, 2024
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://congress-mutual-funds.web.app/SmallCap. You can also request this information by contacting us at (888) 688-1299
Additional Information Phone Number	(888) 688-1299
Additional Information Website	https://congress-mutual-funds.web.app/SmallCap
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$116	1.00%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.00%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The Congress Small Cap Growth Fund (“the Fund”) underperformed the Russell 2000 Growth Index (“the Index”) during the trailing 1-year period ended October 31, 2024, by 406 bps and 438 bps, with returns of 32.43% and 32.11% for the Institutional and Retail Share classes respectively, compared with 36.49% for the Index. U.S. small cap equities gained supported by a stronger than expected economic backdrop, the Federal Reserve’s change in posture towards cutting interest rates, and enthusiasm for the growth impulse from Artificial Intelligence. The primary relative detractor for the Fund during the year was stock selection within the Information Technology sector, where the Fund did not own the largest Index constituent Super Micro Computer which gained 242% prior to its removal from the Index in June. The primary relative contributor during the year was security selection in the Industrials sector, driven primarily by Fund holdings Sterling Infrastructure, Comfort Systems USA, and Aerovironment, which gained 112%, 129%, and 87% respectively.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	32.43	15.62	12.42
S&P 500 TR	38.02	15.27	13.00
Russell 2000 Growth Total Return	36.49	7.92	8.15

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information. Visit https://congress-mutual-funds.web.app/SmallCap for more recent performance information.
Net Assets	$ 1,209,745,489
Holdings Count | $ / shares	40
Advisory Fees Paid, Amount	$ 8,139,978
Investment Company Portfolio Turnover	45.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$1,209,745,489
Number of Holdings	40
Net Advisory Fee	$8,139,978
Portfolio Turnover	45%

Holdings [Text Block]

Top Holdings	(% of Net Assets)
Sterling Infrastructure, Inc.	4.0%
Sprouts Farmers Market, Inc.	3.5%
CSW Industrials, Inc.	3.3%
Knife River Corp.	3.1%
Ligand Pharmaceuticals, Inc.	3.1%
CommVault Systems, Inc.	3.0%
AeroVironment, Inc.	3.0%
LeMaitre Vascular, Inc.	2.9%
Merit Medical Systems, Inc.	2.9%
ICF International, Inc.	2.8%

Industry	(% of Net Assets)
Health Care Equipment & Supplies	10.9%
Software	10.5%
Aerospace & Defense	5.5%
Pharmaceuticals	5.4%
Electronic Equipment, Instruments & Components	4.8%
Professional Services	4.6%
Specialty Retail	4.4%
Semiconductors & Semiconductor Equipment	4.3%
Construction & Engineering	4.0%
Cash & Other	45.6%

Updated Prospectus Web Address	https://congress-mutual-funds.web.app/SmallCap